NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2012
NET INCOME PER SHARE
18.	NET INCOME PER SHARE

	For the years ended December 31,
	2010	2011	2012
Net income (numerator), basic and diluted	$33,421	$41,000	$6,927

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	58,313,467	58,934,912	59,011,396

Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	465,560	140,554	81,408

Total Weighted average ordinary shares outstanding used in computing diluted net income per ordinary share	58,779,027	59,075,466	59,092,804

Net income per share-basic	$0.57	$0.70	$0.12

Net income per share-diluted	$0.57	$0.69	$0.12

The Company had 1,387,548, 4,237,890 and 644,790 stock options outstanding in 2010, 2011 and 2012, respectively, which could potentially dilute net income per share in the future, but were excluded in the computation of diluted net income per share in those periods, as their exercise prices were above the average market values in such periods.